--------------------------------------------------------------------------------
                             MONUMENT SERIES FUND, INC.
--------------------------------------------------------------------------------







                                  SEMI-ANNUAL REPORT
                                     (UNAUDITED)


                                     MAY 31, 1998

                              MONUMENT SERIES FUND, INC.



18 June, 1998

To Our Shareholders,

MARKET OVERVIEW

The first half of 1998 was turbulent for equity markets around the world. The financial crisis in Asia deepened, leading to recessions in several countries and, in the case of Indonesia, riots and the removal of a president. India and Pakistan further rocked the world stage, each detonating nuclear devices. Furthermore, the slumbering Japanese economy took its toll, especially with the sinking Yen.

The strong dollar, buttressed by a flight to safety from Asia, eroded the price competitiveness of US products. This exacerbated the already weakened demand for US products in the Asian market. In particular, many high tech companies, like semiconductor equipment manufacturers, were hit hard.

On the other hand, the US economy has been very robust, with more than 200,000 jobs created each month. Therefore, more people are joining the ranks of investors and funds are flowing into the market. Market liquidity was further enhanced by a huge inflow of capital from concerned non-US investors. Individual investors seem to feel more confident and reluctant to sell shares. Also, rising share prices and price-earnings multiples, which make acquirers' shares a premium currency, produced the best year ever for mergers and acquisitions.

Increased liquidity and concern over corporate earnings generated a powerful divergence among the ranks of securities. Faced with uncertainty, investors diverted more of their investment dollars into big capitalization, household names. In particular, the so-called Nifty Fifty, which are the favorites of foreign investors, attracted investment in-flows. Consequently, the Dow Jones 30 and S&P 500 indices rose while the rest of the market languished.

FUNDS OVERVIEW

The Monument Washington Regional Growth and the Monument Washington Regional Aggressive Growth Funds are designed to capitalize on the growth potential of the Washington/Baltimore Region in coming decades. Each fund invests primarily in companies that are organized or headquartered in, have a major place of business in, and/or derive 50% of their revenues or operating earnings from Washington D.C., Maryland or Virginia. Each Fund seeks to maximize long-term growth of capital by primarily investing in common stocks and convertible securities.

Each Fund is managed by Monument Advisors, Ltd. ("Advisors"), a registered investment advisor. Advisors uses top down and bottom up analysis plus site visits and technical analysis techniques to identify Washington Region companies which Advisors believes to be well positioned for earnings growth, possess outstanding management, and priced right in the market place for significant capital appreciation. Advisors expects each Portfolio to be weighted toward computer and software technology; communications; service industries; health sciences; defense and biotechnology.

THE MONUMENT WASHINGTON REGIONAL GROWTH FUND

The Monument Washington Regional Growth Fund's year-to-date total return, through May 31, 1998, was 7.5% while the S&P500 returned 13.02%. The Fund's relative underperformance results from the fact that few of the large capitalization Washington Region companies are represented in the "Nifty Fifty" or the S&P500, into which investors diverted much of their investment dollars.

We remain encouraged that the Growth Fund will prosper in the second half of the fiscal year as the portfolio has the opportunity to mature and grow in number of holdings.

THE MONUMENT WASHINGTON REGIONAL AGGRESSIVE GROWTH FUND

The Monument Washington Regional Aggressive Growth Fund returned a total return of 13.3% as compared to 4.64% for the benchmark Russell 2000. The Fund benefited from its investment in smaller, leading-edge companies, like those in telecommunication and information technology sectors, which performed relatively well, despite the heavy toll taken on technology shares in general. We expect the Aggressive Fund to continue to be highly volatile and encourage shareholders to maintain a long-term investment horizon.

THE WASHINGTON REGION

We continue to see tremendous growth in the Washington Region, particularly among new wave industries; biotechnology, healthcare services, telecommunications, information technology, and computer software. Several of our holdings were subjects of mergers and acquisitions: Trusted Information Systems, Yurie Systems, Ciena, LCI and Manor Care. However, we are also witnessing a fast growing pool of new investable candidates in the region. More than a dozen regional companies went public in the past few months, while a large number of foreign companies are setting up their US operations or joint ventures in the region. Thus, we believe that the Washington Region private sector is gaining momentum and attracting critical financial and human capital from other US regions and overseas.

We believe the Washington Region to be one of the most promising areas in the world for investors over the next five to ten years. We will work diligently to help our shareholders participate in that potential

Respectfully,

/s/ David A. Kugler                               /s/ Alexander C. Cheung, CFA

David A. Kugler                                   Alexander C. Cheung, CFA
President                                         Senior Portfolio Manager

MONUMENT WASHINGTON REGIONAL
GROWTH FUND
SCHEDULE OF INVESTMENTS
MAY 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
          NAME OF ISSUER                                        MARKET
        AND TITLE OF ISSUE                         SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--71.3%
AEROSPACE-DEFENSE 2.3%
     TRW Inc.. . . . . . . . . . . . . . . . . .    100      $   5,356
                                                             ---------
COMMERCIAL BANK--4.7%
     Crestar Financial Corporation . . . . . . .    100          5,744
     First Virginia Bank, Inc. . . . . . . . . .    100          5,225
                                                             ---------
                                                                10,969
                                                             ---------
BUILDING PRODUCTS--1.3%
     Lafarge Corporation . . . . . . . . . . . .     80          3,010
                                                             ---------

COMMERCIAL SERVICES--0.1%
     Sodexho Marriott Services, Inc.(a). . . . .      7            199
                                                             ---------
COMPUTERS--3.4%
     Compaq Computer Corporation . . . . . . . .    150          4,097
     3Com Corporation (a). . . . . . . . . . . .    150          3,806
                                                             ---------
                                                                 7,903
                                                             ---------
COMPUTER SERVICES--1.8%
     America Online, Inc.. . . . . . . . . . . .     50          4,166
                                                             ---------
ELECTRIC--1.0%
     AES Corporation (a) . . . . . . . . . . . .     50          2,378
                                                             ---------
ELECTRONICS--1.8%
     Intel Corporation . . . . . . . . . . . . .     30          2,143
     Motorola, Inc.  . . . . . . . . . . . . . .     40          2,118
                                                             ---------
                                                                 4,261
                                                             ---------
FIBER OPTICS--2.2%
     CIENA Corporation (a) . . . . . . . . . . .    100          5,200
                                                             ---------
FINANCIAL SERVICES--14.1%
     Capital One Financial Corporation . . . . .    120         11,977
     Fannie Mae. . . . . . . . . . . . . . . . .    200         11,975
     Freddie Mac . . . . . . . . . . . . . . . .    200          9,100
                                                             ---------
                                                                33,052
                                                             ---------
HEALTHCARE FACILITIES--4.5%
     HEALTHSOUTH Corporation (a) . . . . . . . .    200          5,675
     Manor Care, Inc.. . . . . . . . . . . . . .    150          4,734
                                                             ---------
                                                                10,409
                                                             ---------


(a) Non-income producing securities.


The accompanying notes are an integral part of these financial statements.

MONUMENT WASHINGTON REGIONAL
GROWTH FUND
SCHEDULE OF INVESTMENTS
MAY 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
          NAME OF ISSUER                                        MARKET
        AND TITLE OF ISSUE                         SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
HOTEL--4.4%
     Host Marriott Corporation (a) . . . . . . .    300      $   5,775
     Marriott International, Inc.. . . . . . . .    130          4,517
                                                             ---------
                                                                10,292
                                                             ---------
MULTIMEDIA--6.4%
     Gannett Co. . . . . . . . . . . . . . . . .    150          9,891
     Sinclair Broadcasting Group, Inc. . . . . .    200          5,088
                                                             ---------
                                                                14,979
                                                             ---------
OIL--1.7%
     Mobil Corporation. . . . . . . . . . . . . .    50          3,900
                                                             ---------
OFFICE AUTOMATION & EQUIPMENT--2.1%
     Harris Corporation . . . . . . . . . . . . .   100          4,819
                                                             ---------
RETAIL TRADE--4.3%
     Circuit City Stores . . . . . . . . . . . .    200          8,475
     U.S. Office Products Company (a). . . . . .    100          1,694
                                                             ---------
                                                                10,169
                                                             ---------
SOFTWARE--10.5%
     Computer Associates International, Inc. . .    100          5,250
     Microsoft Corporation (a) . . . . . . . . .    100          8,481
     Network Associates, Inc. (a). . . . . . . .    100          6,125
     Oracle Corporation (a). . . . . . . . . . .    200          4,725
                                                             ---------
                                                                24,581
                                                             ---------
TELECOMMUNICATIONS--2.5%
     Nextel Communications, Inc.. . . . . . . . .   250          5,891
                                                             ---------
TELEPHONE--1.2%
     LCI International, Inc. (a). . . . . . . . .    75          2,808
                                                             ---------
TRANSPORTATION--1.0%
     CSX Corporation. . . . . . . . . . . . . . .    50          2,381
                                                             ---------
TOTAL COMMON STOCKS
(Cost $168,637)                                                166,723
                                                             ---------

TOTAL INVESTMENTS--(Cost $168,637)--71.3%                      166,723
OTHER ASSETS LESS LIABILITIES--28.7%                            67,123
                                                             ---------
NET ASSETS--100.00%                                          $ 233,846
                                                             ---------
                                                             ---------


(a) Non-income producing securities.


The accompanying notes are an integral part of these financial statements.

MONUMENT WASHINGTON REGIONAL
AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
MAY 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
          NAME OF ISSUER                                        MARKET
        AND TITLE OF ISSUE                         SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--84.7%
AEROSPACE--2.5%
     Orbital Sciences Corporation (a). . . . . .    100      $   4,088
                                                             ---------
BANK--7.9%
     Columbia Bancorp. . . . . . . . . . . . . .    100          3,550
     Provident Bankshares Corporation. . . . . .    210          6,563
     Sandy Spring Bancorp, Inc.. . . . . . . . .    100          3,075
                                                             ---------
                                                                13,188
                                                             ---------
BUILDING CONSTRUCTION--1.9%
     NVR, Inc. (a) . . . . . . . . . . . . . . .    100          3,212
                                                             ---------
COMMERCIAL SERVICES--2.6%
     Pharmaceutical Product Development, Inc. (a).  200          4,250
                                                             ---------

COMPUTERS - INTEGRATED SYSTEMS--8.7%
     MICROS Systems, Inc. (a). . . . . . . . . .    100          5,875
     RWD Technologies, Inc. (a). . . . . . . . .    200          4,950
     Wang Laboratories, Inc. (a).. . . . . . . .    150          3,600
                                                             ---------
                                                                14,425
                                                             ---------
CONSULTING SERVICES--3.2%
     MAXIMUS, Inc. (a) . . . . . . . . . . . . .    200          5,325
                                                             ---------
DATA PROCESSING--3.8%
     Deltek Systems Inc. (a) . . . . . . . . . .    300          6,337
                                                             ---------
FOOD - WHOLESALE--1.1%
     Performance Food Group Company (a). . . . .    100          1,875
                                                             ---------
HEALTHCARE FACILITIES--3.4%
     Integrated Health Services, Inc.. . . . . .    150          5,578
                                                             ---------
HOTEL--2.6%
     CapStar Hotel Company (a) . . . . . . . . .    150          4,388
                                                             ---------
MEDICAL--15.2%
     Apache Medical Systems, Inc. (a). . . . . .  1,000          2,625
     ArQule, Inc. (a). . . . . . . . . . . . . .    200          2,850
     HCIA, Inc. (a). . . . . . . . . . . . . . .    300          2,475
     Human Genome Sciences, Inc. (a) . . . . . .    200          7,300
     Medimmune, Inc. (a) . . . . . . . . . . . .    200          9,975
                                                             ---------
                                                                25,225
                                                             ---------


(a) Non-income producing securities.


The accompanying notes are an integral part of these financial statements.

MONUMENT WASHINGTON REGIONAL
AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
MAY 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
          NAME OF ISSUER                                        MARKET
        AND TITLE OF ISSUE                         SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
NETWORKING PRODUCTS--2.3%
     Information Resources Engineering, Inc. (a).   500      $   3,875
                                                             ---------
POLLUTION CONTROL--1.1%
     GTS Duratek, Inc. (a) . . . . . . . . . . .    160          1,880
                                                             ---------
SCHOOL--1.9%
     Sylvan Learning Systems, Inc. (a) . . . . .    105          3,203
                                                             ---------
SOFTWARE--12.3%
     Axent Technologies, Inc. (a). . . . . . . .    300          7,388
     Credit Management Solutions, Inc. (a) . . .    300          1,650
     Manugistics Group, Inc. (a).. . . . . . . .    400         11,387
                                                             ---------
                                                                20,425
                                                             ---------
TELECOMMUNICATIONS--14.2%
     COMSAT Corporation. . . . . . . . . . . . .    100          3,487
     Transaction Network Services, Inc. (a). . .    300          6,112
     Yurie Systems, Inc. (a).. . . . . . . . . .    400         14,000
                                                             ---------
                                                                23,599
                                                             ---------
TOTAL COMMON STOCKS
(Cost $142,261). . . . . . . . . . . . . . . . .               140,873
                                                             ---------

TOTAL INVESTMENTS--(Cost $142,261)--84.7%                      140,873
OTHER ASSETS LESS LIABILITIES--15.3%                            25,504
                                                             ---------
NET ASSETS--100.0%                                           $ 166,377
                                                             ---------


(a) Non-income producing securities.


The accompanying notes are an integral part of these financial statements.

MONUMENT SERIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MONUMENT           MONUMENT
                                                                   WASHINGTON         WASHINGTON
                                                                    REGIONAL           REGIONAL
                                                                     GROWTH           AGGRESSIVE
                                                                      FUND            GROWTH FUND
                                                                 ----------------------------------
ASSETS:
Investments in securities, at market value
   (identified cost $168,637,$142,261 respectively). . . . .     $  166,723          $  140,873
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .         58,350              17,035
Dividends receivable . . . . . . . . . . . . . . . . . . . .             76                   5
Receivable due from Advisor (Note 3) . . . . . . . . . . . .         79,768              79,531
Deferred organizational expenses (Note 2). . . . . . . . . .         82,751              82,751
Prepaid insurance expenses . . . . . . . . . . . . . . . . .          3,115               3,115
                                                                 ----------          ----------
  Total Assets . . . . . . . . . . . . . . . . . . . . . . .        390,783             323,310


LIABILITIES:
Accrued Investment Advisory fees (Note 3). . . . . . . . . .            441                 463
Accrued Director's fees (Note 3) . . . . . . . . . . . . . .          5,243               5,243
Accrued Administration fees (Note 4) . . . . . . . . . . . .         34,510              34,510
Other accrued expenses . . . . . . . . . . . . . . . . . . .         26,800              26,774
Payable to Investment Advisor for organizational expenses. .         89,943              89,943
                                                                 ----------          ----------
  Total Liabilities. . . . . . . . . . . . . . . . . . . . .        156,937             156,933
                                                                 ----------          ----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .     $  233,846          $  166,377
                                                                 ----------          ----------
                                                                 ----------          ----------

NET ASSETS CONSIST OF:

Paid-in capital. . . . . . . . . . . . . . . . . . . . . . .     $  233,417          $  162,707
Undistributed net investment income. . . . . . . . . . . . .            206                  50
Accumulated net realized gain on investments . . . . . . . .          2,137               5,008
Net unrealized depreciation on investments . . . . . . . . .         (1,914)             (1,388)
                                                                 ----------          ----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .     $  233,846          $  166,377
                                                                 ----------          ----------
                                                                 ----------          ----------

NET ASSET VALUE PER SHARE

Net asset value per share of beneficial interest outstanding         $10.75              $11.33
   Maximum sales charge                                                4.75%               4.75%
Maximum offering price per share of
   beneficial interest outstanding ($10.75/0.9525 and
   $11.33/0.9525)                                                    $11.29              $11.90
Total shares outstanding at end of period                            21,754              14,688


The accompanying notes are an integral part of these financial statements.

MONUMENT SERIES FUND, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 6, 1998* TO MAY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MONUMENT          MONUMENT
                                                                  WASHINGTON        WASHINGTON
                                                                   REGIONAL          REGIONAL
                                                                    GROWTH          AGGRESSIVE
                                                                     FUND           GROWTH FUND
                                                                ----------------------------------
INVESTMENT INCOME:
Dividends. . . . . . . . . . . . . . . . . . . . . . . . . .     $      206          $       50
                                                                 ----------          ----------
                                                                        206                  50
                                                                 ----------          ----------
EXPENSES:
Investment advisory fees (Note 3). . . . . . . . . . . . . .            441                 463
12b-1fees (Note 3) . . . . . . . . . . . . . . . . . . . . .            220                 231
Administration fees (Note 4) . . . . . . . . . . . . . . . .         34,510              34,510
Custody and Accounting fees. . . . . . . . . . . . . . . . .         17,540              17,574
Professional fees. . . . . . . . . . . . . . . . . . . . . .         10,006              10,006
Transfer agent fees. . . . . . . . . . . . . . . . . . . . .          9,027               9,027
Organizational fees (Note2). . . . . . . . . . . . . . . . .          7,192               7,192
Directors fees . . . . . . . . . . . . . . . . . . . . . . .          5,243               5,243
Registration fees. . . . . . . . . . . . . . . . . . . . . .          1,845               1,845
Other expenses . . . . . . . . . . . . . . . . . . . . . . .          4,027               4,027
                                                                 ----------          ----------
  Total expenses before reimbursements and waivers . . . . .         90,051              90,118
                                                                 ----------          ----------
                                                                 ----------          ----------
   Expenses reimbursed by the
      Investment Advisor (Note 3). . . . . . . . . . . . . .        (89,599)            (89,522)
                                                                 ----------          ----------
   Fees waived by the Distributor (Note 3) . . . . . . . . .           (220)               (231)
                                                                 ----------          ----------
   Fees paid indirectly (Note 2) . . . . . . . . . . . . . .           (232)               (365)
                                                                 ----------          ----------
   Expenses, net of reimbursements and waivers . . . . . . .              0                   0
                                                                 ----------          ----------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . .            206                  50
                                                                 ----------          ----------



REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments . . . . . . . . . . . . . .          2,137               5,008
                                                                 ----------          ----------
Net change in unrealized depreciation on investments . . . .         (1,914)             (1,388)
                                                                 ----------          ----------
Net gain on investments. . . . . . . . . . . . . . . . . . .            223               3,620
                                                                 ----------          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . .     $      429          $    3,670
                                                                 ----------          ----------
                                                                 ----------          ----------

* Commencement of investment operations.


The accompanying notes are an integral part of these financial statements.

MONUMENT SERIES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 6, 1998* TO MAY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MONUMENT          MONUMENT
                                                                  WASHINGTON        WASHINGTON
                                                                   REGIONAL          REGIONAL
                                                                    GROWTH          AGGRESSIVE
                                                                     FUND           GROWTH FUND
                                                                ----------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . . . . .     $      206          $       50
Net realized gain on investments . . . . . . . . . . . . . .          2,137               5,008
Net change in unrealized depreciation on investments . . . .         (1,914)             (1,388)
                                                                 ----------          ----------
   Net increase in net assets resulting
     from operations . . . . . . . . . . . . . . . . . . . .            429               3,670
                                                                 ----------          ----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold. . . . . . . . . . . . . . . . . .        184,006             115,659
Cost of redemptions. . . . . . . . . . . . . . . . . . . . .         (1,089)             (2,452)
                                                                 ----------          ----------
   Net increase in net assets from Fund
     share transactions. . . . . . . . . . . . . . . . . . .        182,917             113,207
                                                                 ----------          ----------

   Net increase in net assets. . . . . . . . . . . . . . . .        183,346             116,877


NET ASSETS:
Beginning of period. . . . . . . . . . . . . . . . . . . . .         50,500              49,500
                                                                 ----------          ----------
End of period. . . . . . . . . . . . . . . . . . . . . . . .     $  233,846          $  166,377
                                                                 ----------          ----------
                                                                 ----------          ----------

Including undistributed net investment income. . . . . . . .     $      206          $       50
                                                                 ----------          ----------
                                                                 ----------          ----------

*Commencement of investment operations.


The accompanying notes are an integral part of these financial statements.

MONUMENT SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF STOCK OUTSTANDING FOR THE PERIOD
JANUARY 6, 1998* THROUGH MAY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MONUMENT          MONUMENT
                                                                  WASHINGTON        WASHINGTON
                                                                   REGIONAL          REGIONAL
                                                                    GROWTH          AGGRESSIVE
                                                                     FUND           GROWTH FUND
                                                                ----------------------------------

INCOME FROM INVESTMENT OPERATIONS:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period . . . . . . . . . . . .     $    10.00          $    10.00
                                                                 ----------          ----------
   Net investment income (1) . . . . . . . . . . . . . . . .           0.01                0.00
   Net realized and unrealized gain on
     Investments . . . . . . . . . . . . . . . . . . . . . .           0.74                1.33
                                                                 ----------          ----------
Net increase from investment operations. . . . . . . . . . .           0.75                1.33
                                                                 ----------          ----------
Net asset value, end of period . . . . . . . . . . . . . . .     $    10.75          $    11.33
                                                                 ----------          ----------
                                                                 ----------          ----------

TOTAL INVESTMENT RETURN (2). . . . . . . . . . . . . . . . .           7.50%              13.30%
                                                                 ----------          ----------
                                                                 ----------          ----------

RATIOS AND SUPPLEMENTAL DATA:
Ratio of expenses to average net assets (3). . . . . . . . .           0.00%               0.00%
Ratio of expenses before fees and expenses waived and
   reimbursed by the Advisor and
   Distributor to average net assets (3) . . . . . . . . . .         204.97%             194.92%
Ratio of net investment income to
   average net assets (3). . . . . . . . . . . . . . . . . .           0.47                0.11
Portfolio turnover . . . . . . . . . . . . . . . . . . . . .             21%                 20%
Net assets, end of period (in thousands) . . . . . . . . . .     $      234          $      166


--------------------------------------------------------------------------------
* Commencement of investment operations.
(1) Net investment income is after reimbursement and waiver of fees by the Investment Advisor and Distributor (See Note 3 to the financial statements).
Had the Investment Advisor and Distributor not undertaken to reimburse and waiver expenses, net investment income per share would have been $(4.13) and $(6.13) for the Growth Fund and the Aggressive Growth Fund, respectively, for the period ended May 31, 1998.
(2) Total return figures are not annualized and exclude sales charges. Total return figures would have been lower if expenses and fees had not been waived and reimbursed by the Investment Advisor and Distributor.
(3)  Annualized.



The accompanying notes are an integral part of these financial statements.

MONUMENT SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------

1.  ORGANIZATION AND FUND DESCRIPTION
Monument Series Fund, Inc. (the "Fund") is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940. It was incorporated under the laws of the State of Maryland on April 7, 1997. The Fund currently consists of the Monument Washington Regional Growth Fund ("Growth Fund") and the Monument Washington Regional Aggressive Growth Fund ("Aggressive Growth Fund") (each a "Fund"; collectively the "Funds"). Prior to January 6, 1998 the Funds have had no operations other than those related to organizational matters and the sale and issuance of initial shares (5,050 for the Growth Fund and 4,950 for the Aggressive Growth Fund) to shareholders. Each Fund represents a separate series of shares of common stock of the Monument Series Fund, Inc., a newly organized mutual fund.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund.

USE OF ESTIMATES: The process of preparing financial statements in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

INVESTMENT VALUATION: Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at their last sale price on the exchange where primarily traded or, if there is no reported sale, at the mean between the closing bid and asked price on that day. Over-the-counter portfolio securities are valued at the mean between the last bid and asked prices based upon quotes furnished by market markers for such securities. Exchange listed convertible debt securities are valued at the mean between the last bid and asked prices obtained from broker-dealers or a comparable alternative, such as Bloomberg or Telerate.

Other securities for which market quotes are readily available are valued at the current market price, which may be obtained from a pricing service. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board of Directors.

INVESTMENT TRANSACTIONS: All securities are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.

ORGANIZATION EXPENSES:
All organizational expenses incurred in connection with the organization and initial registration were paid by Monument Advisors, Inc. However, the Funds will reimburse the investment advisor for such cost. Organizational Costs will be deferred and amortized on a straight-line basis over a period of sixty months from the date the Funds commenced investment operations. The Funds have agreed with the Investment Advisor that if any of the initial shares of the Funds are redeemed during the amortization period, the Funds will reduce the redemption proceeds for the then unamortized organizational expenses in the same ratio as the number of redeemed shares bears to the number of initial shares at the time of such redemption.

FEDERAL INCOME TAXES:
Each Fund is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to a federal income excise tax.

DIVIDEND AND DISTRIBUTION TO SHAREHOLDERS:
The Fund intends to pay an annual dividend to shareholders of record representing its entire net investment income and to distribute all of its realized net capital gains at least annually. Distributions are recorded on the ex-dividend date. Income distributions and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

FEES PAID INDIRECTLY:
Funds leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statement of Operations report gross custody expense, and reflect the amount of such credit as a reduction in total expenses, of $232 and $365, for the Growth Fund and Aggressive Growth Fund, respectively.

3.  RELATED PARTY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
Monument Advisors, Ltd. ("Monument Advisors"), a wholly-owned subsidiary of the Monument Group, Inc. has been retained under an Investment Advisory Agreement (the "Advisory Agreement") with the Funds, to supervise the management and the investment program of the Fund. As full compensation for its services under the Agreement, each Fund will pay the Advisor a monthly fee, equal to an annualized rate of 1.00% of the monthly average net assets of such Fund through $50 million in net assets; 0.75% of the monthly average net assets of such Fund greater than $50 million through $100 million in net assets; and 0.625% of the average monthly net assets exceeding $100 million in net assets.

Each Fund has approved a Plan of Distribution pursuant to Rule 12b-1 providing for the payment of a maximum distribution fee, equal to 0.50% of its average daily net assets, to Monument Distributors, Inc. ("Monument Distributors") the principal underwriter for each Fund. Monument Distributors have agreed to waiver the distribution fee for the first twelve months of operations. For the period ended May 31, 1998, the Monument Distributors waived $451.

Each Director who is not an interested person of the Company receives as compensation for serving on the Board of Directors an annual fee of $2,000 plus a fee of $500 per day for attendance at any meeting of the Board of Directors.

The Advisor has voluntarily agreed to pay all operating expenses of the Growth Fund and the Aggressive Growth Fund. For the period ending May 31, 1998 Monument Advisors have reimbursed the Funds $89,831 and $89,887, respectively. This voluntary reimbursement may be terminated at any time without notice.

4.  ADMINISTRATION AGREEMENT
State Street Bank and Trust Company has agreed to provide certain administrative services to each Fund pursuant to an administration agreement, dated October 31, 1997 ("Administration Agreement"). The Administrator provides services to the Fund that relate to administration, operations and compliance. For its services under the Administration Agreement, State Street receives from each Fund a monthly fee equal to an annualized rate of 0.10% of the Fund's average daily net assets or an annual fee of $85,000, whichever is greater.

5.  INVESTMENT TRANSACTIONS
Purchases and proceeds from sales of investments, excluding all short-term securities for the Funds, for the period ended May 31, 1998 were as follows:

                                 Non-U.S.      U.S.      Non-U.S.      U.S.
                                Government  Government  Government  Government
                                 Purchases   Purchases     Sales       Sales
                               -----------------------------------------------
     Growth Fund . . . . . . . $   183,301  $      --   $  16,687   $      --
     Aggressive Growth Fund. . $   152,827  $      --   $  15,574   $      --


The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at May 31, 1998 were as follows:

                                             Gross        Gross         Net
                               Identified  Unrealized   Unrealized   Unrealized
                                  Cost    Appreciation Depreciation Depreciation
                               -------------------------------------------------
     Growth Fund . . . . . . . $   183,301  $    7,203  $    9,117  $  (1,914)
     Aggressive Growth Fund. . $   152,827  $   12,156  $   13,544  $  (1,388)


6.  FUND SHARE TRANSACTIONS
The Fund is authorized to issue 2,000,000,000 shares of $.001 par value capital stock. Transactions in shares were as follows:

                                        MONUMENT              MONUMENT
                                       WASHINGTON            WASHINGTON
                                        REGIONAL              REGIONAL
                                      GROWTH FUND       AGGRESSIVE GROWTH FUND
                                      PERIOD ENDED          PERIOD ENDED
                                      MAY 31, 1998*         MAY 31, 1998 *
                                      -------------         --------------
     Shares sold . . . . . . . . .      16,806               9,954
     Shares redeemed . . . . . . .        (102)               (216)
     Net increase. . . . . . . . .      16,704               9,738

* For the period January 6, 1998 (commencement of investment operations) through May 31, 1998.

7.  SHARES OF BENEFICIAL INTEREST
At May 31, 1998, certain shareholders were record owners of more than 10% of total outstanding shares of the following Funds:

                                        NUMBER OF            PERCENTAGE OF
NAME OF PORTFOLIO                       SHAREHOLDERS         SHARES OWNED
-----------------                       ------------         ------------
Growth Fund                                  2                    63%
Aggresive Growth Fund                        1                    13%

MONUMENT SERIES FUND, INC.
8377 CHERRY LANE
LAUREL, MD 20707
--------------------------------------------------------------------------------


DIRECTORS AND OFFICERS
David A. Kugler                    Director, President, and Treasurer
Herb Klein, III                    Director, Vice President and Secretary
Francine F. Carb                   Director
Victor Dates                       Director
George DeBakey                     Director
G. Frederic White, III             Director
Rhonda Wiles-Roberson, J.D.        Director








--------------------------------------------------------------------------------
THIS REPORT IS NOT AUTHORIZED FOR USE AS AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY THE FUND'S CURRENT PROSPECTUS. PAST PERFORMANCE RESULTS SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND NET ASSET VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.